THE COMMERCE FUNDS

The Growth Fund
The Value Fund
The MidCap Growth Fund
The Bond Fund
The Short-Term Government Fund
The National Tax-Free Intermediate Bond Fund
The Missouri Tax-Free Intermediate Bond Fund
The Kansas Tax-Free Intermediate Bond Fund
Supplement dated March 24, 2022 to the
Prospectus dated March 1, 2022

The Missouri Tax-Free Intermediate Bond Fund and The Kansas Tax-Free Intermediate Bond Fund (each a “Fund” and together, the “Funds”) have changed their classification from “non-diversified” to “diversified” and therefore are now required to meet certain diversification requirements under the Investment Company Act of 1940.  Effective immediately, all references in the Prospectus with regard to each Fund being “non-diversified” are hereby deleted in their entirety.

Please Retain This Supplement for Future Reference.

THE COMMERCE FUNDS

The Growth Fund
The Value Fund
The MidCap Growth Fund
The Bond Fund
The Short-Term Government Fund
The National Tax-Free Intermediate Bond Fund
The Missouri Tax-Free Intermediate Bond Fund
The Kansas Tax-Free Intermediate Bond Fund
Supplement dated March 24, 2022 to the
Statement of Additional Information (“SAI”) dated March 1, 2022

1. The Missouri Tax-Free Intermediate Bond Fund and The Kansas Tax-Free Intermediate Bond Fund (each a “Fund” and together, the “Funds”) have changed their classification from “non-diversified” to “diversified” and therefore are now required to meet certain diversification requirements under the Investment Company Act of 1940.  Effective immediately, all references in the SAI with regard to each Fund being “non-diversified” are hereby deleted in their entirety.

2. Effective immediately, the SAI is further amended as follows:

Fundamental Investment Limitation Number 1 beneath the heading “Investment Limitations” in the SAI is replaced in its entirety with the following:
Each Fund, as a matter of fundamental policy, may not:
1.
Invest more than 25% of its total assets in the securities of issuers in any one industry, provided that the foregoing does not apply to The Missouri Tax-Free Intermediate Bond Fund and The Kansas Tax-Free Intermediate Bond Fund; and with respect to 75% of a Fund’s total assets no Fund may: (i) invest more than 5% of a Fund’s total assets in the securities of any one issuer; and (ii) hold more than 10% of the outstanding voting securities of any one issuer. Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements fully collateralized by such securities are excepted from these limitations.

Please Retain This Supplement for Future Reference.